Cover	6 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	6-K
Registrant Name	Vast Renewables Limited
Entity Central Index Key	0001964630
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment flag	false